QUARTERLY REPORT
                               DECEMBER 31, 2003

                                      FMI
                                   Large Cap
                                      Fund

                                   A NO-LOAD
                                  MUTUAL FUND

                                      FMI
                                   Large Cap
                                      Fund

                                                               December 31, 2003

Dear Fellow Shareholders:

Investment Performance Overview
-------------------------------

  The FMI Large Cap Fund advanced 31.5% for the calendar year ended December
31, 2003*<F1>, compared to the S&P 500 return of 28.7%. The positive results were driven by excellent returns from consumer related stocks such as Dollar General and News Corporation as well as industrial equities such as Dow Chemical and BHP Billiton. Both Dollar General and Dow Chemical were sold due to valuation. We underperformed in the technology arena. In our letter of September 30, 2003, we discussed many of the factors that drove performance in the benchmark S&P 500. Briefly, the biggest drivers of performance in the S&P 500 were technology and cyclical sectors. The highest beta stocks, and typically the most risky ones, were the best performers. The FMI Large Cap Fund return is particularly gratifying, since the portfolio was not, and is not, as aggressively postured as the benchmark. This won't guarantee better performance in a down market, but greatly improves the odds. The return for The FMI Large Cap Fund since its inception two years ago is approximately 12% compared to the S&P 500 total return of 0%. We anticipate wide differences in the performance of the FMI Large Cap Fund and the S&P 500 in the future. Since we do not manage to an index, this is to be expected. In years when the market craves "beta", i.e., stocks that swing much greater than the market, and when animal spirits prevail, we would expect the portfolio to underperform. While this was not the case 2003, it is likely to be in the future. When valuations correct and the market is more cautious, we would expect to outperform.

  The market's desire for risk was also visible in the bond market. Whereas the 10-year U.S. Treasury total return for 2003 was 1.27%, the corporate high yield ("junk bond") total return was 29%. Without exception, the lower the bond rating, the higher the return. Companies on the verge of bankruptcy experienced spectacular returns in both the bond and equity markets.

  We do not want to imply that 2003 was without mistakes. In hindsight, it is clear that the economic rebound was stronger than we anticipated and that fact drove cyclical stocks much higher than expected. We harvested profits in some of these stocks too early. Our underweighted position in financial stocks hurt 2003 and for a variety of reasons we were, and remain, underweighted here. Additionally, we could have done a better job of finding technology beneficiaries that might have participated in the rapid run-up of this sector.

*<F1> The Fund's one year and annualized inception (December 31, 2001) through December 31, 2003 were 31.55% and 5.74%, respectively. Past performance is not predictive of future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Stock Market Overview
---------------------

  Although we are fundamental, bottom-up investors, we operate with some general notions about the stock market environment. In short, we view the broad market as overvalued. On just about any valuation measure one can use, this market is expensive. Absent the chaotic spike in 1998-1999, year-end 2003 valuations for the S&P 500 are near 75-year highs.

  Wall Street is interesting in the way it contorts to fit the prevailing wisdom, which is that the bear market is over, a new bull market has begun, interest rates will remain low, economic growth will remain high, and valuations are not terribly high - if we look forward to 2005 and ignore option dilution, pension contributions and write-offs. Just click your heels three times and say, "There's no place like home, Dorothy!" Indeed, the economy has been improving and several statistics, including the December ISM (Institute for Supply Management) Index reading of 66, point to better conditions. Still, many prognosticators live in ignominy for their interest rate and economic predictions, and over the years we have cataloged well the inability of analysts to predict earnings, at least over short time frames. As educated guessers, the best we can hope for is to get the general direction correct and make some assessment about whether the absolute level (interest rates, economic growth, earnings) is reasonable. The only piece of the puzzle that is somewhat knowable is current valuation. We can measure price or enterprise value (market cap plus net debt) relative to earnings, revenue, cash flow, assets or book value. One can argue about the current and historic quality of each of these denominators, but it is unlikely that the conclusion (that stocks are expensive) would change.

  Think about it this way. Imagine that each year over the past 75 years is represented by a dot. This dot is the market's valuation, or as Chart 1 depicts, the total market value of equities relative to the gross domestic product. This is roughly akin to the price-to-sales ratio. Every dot embodies that year's expectations for the future profitability and growth of the equity markets. The dots in the 1930s reflect fear about jobs, profits and the viability of capitalism. The 1940s dots anticipate wartime difficulties and post war adjustments. The 1950s and 1960s dots largely reflect more optimism, the burgeoning of industrial and technology industries and a benign interest rate environment. The 1970s and early 1980s dots reflect pessimism about Vietnam, inflation and the competitiveness of industrial America. The 1990s dots, particularly in the second half of the decade, reflect the magic of telecom and technology and the feeling that we were in "a new world order." Today's dot, still near the top, reflects a great deal of optimism about future earnings growth, with little room for negatives. Where would we put today's dot? In a word, lower.

                                    CHART 1
                          THE MARKET VALUE OF EQUITIES
                     AS A PERCENT OF GROSS DOMESTIC PRODUCT

Dec-24                      31.963
Jan-25                      30.028
Feb-25                      30.278
Mar-25                      28.889
Apr-25                      29.726
May-25                      31.24
Jun-25                      31.896
Jul-25                      32.659
Aug-25                      32.9
Sep-25                      33.433
Oct-25                      36.234
Nov-25                      35.908
Dec-25                      37.045
Jan-26                      36.267
Feb-26                      35.602
Mar-26                      33.269
Apr-26                      34.492
May-26                      35.184
Jun-26                      36.706
Jul-26                      37.924
Aug-26                      38.263
Sep-26                      38.454
Oct-26                      37.419
Nov-26                      38.18
Dec-26                      39.563
Jan-27                      40.677
Feb-27                      42.114
Mar-27                      42.283
Apr-27                      42.684
May-27                      44.815
Jun-27                      44.219
Jul-27                      47.323
Aug-27                      47.978
Sep-27                      50.168
Oct-27                      48.503
Nov-27                      51.134
Dec-27                      52.409
Jan-28                      50.665
Feb-28                      49.984
Mar-28                      53.991
Apr-28                      56.514
May-28                      57.459
Jun-28                      54.567
Jul-28                      55.39
Aug-28                      59.161
Sep-28                      61.167
Oct-28                      62.965
Nov-28                      68.158
Dec-28                      69.565
Jan-29                      68.511
Feb-29                      69.241
Mar-29                      67.216
Apr-29                      71.02
May-29                      68.325
Jun-29                      74.436
Jul-29                      78.583
Aug-29                      86.386
Sep-29                      83.894
Oct-29                      69.132
Nov-29                      61.261
Dec-29                      62.339
Jan-30                      66.483
Feb-30                      68.215
Mar-30                      83.508
Apr-30                      82.661
May-30                      82.348
Jun-30                      70.134
Jul-30                      73.789
Aug-30                      74.337
Sep-30                      66.019
Oct-30                      60.401
Nov-30                      58.52
Dec-30                      53.809
Jan-31                      57.148
Feb-31                      62.629
Mar-31                      69.812
Apr-31                      63.573
May-31                      55.673
Jun-31                      62.064
Jul-31                      58.145
Aug-31                      58.36
Sep-31                      42.313
Oct-31                      44.825
Nov-31                      40.714
Dec-31                      34.94
Jan-32                      34.526
Feb-32                      36.107
Mar-32                      41.812
Apr-32                      34.674
May-32                      27.544
Jun-32                      26.678
Jul-32                      34.974
Aug-32                      47.41
Sep-32                      45.623
Oct-32                      40.001
Nov-32                      37.985
Dec-32                      38.853
Jan-33                      39.374
Feb-33                      33.619
Mar-33                      35.436
Apr-33                      47.714
May-33                      57.781
Jun-33                      64.677
Jul-33                      58.974
Aug-33                      65.249
Sep-33                      58.238
Oct-33                      53.59
Nov-33                      57.905
Dec-33                      58.887
Jan-34                      66.486
Feb-34                      65.227
Mar-34                      55.69
Apr-34                      55.284
May-34                      51.315
Jun-34                      52.261
Jul-34                      46.665
Aug-34                      49.496
Sep-34                      49.043
Oct-34                      47.972
Nov-34                      51.423
Dec-34                      51.493
Jan-35                      50.062
Feb-35                      48.832
Mar-35                      42.32
Apr-35                      45.894
May-35                      47.262
Jun-35                      49.558
Jul-35                      53.233
Aug-35                      54.447
Sep-35                      55.375
Oct-35                      58.826
Nov-35                      61.492
Dec-35                      64.221
Jan-36                      68.625
Feb-36                      70.043
Mar-36                      61.804
Apr-36                      57.146
May-36                      59.807
Jun-36                      60.9
Jul-36                      64.673
Aug-36                      65.23
Sep-36                      65.915
Oct-36                      69.985
Nov-36                      71.794
Dec-36                      71.625
Jan-37                      74.057
Feb-37                      74.902
Mar-37                      68.048
Apr-37                      63.14
May-37                      62.444
Jun-37                      59.785
Jul-37                      64.699
Aug-37                      61.682
Sep-37                      53.414
Oct-37                      48.66
Nov-37                      44.353
Dec-37                      42.341
Jan-38                      54.514
Feb-38                      56.617
Mar-38                      49.662
Apr-38                      54.326
May-38                      52.836
Jun-38                      61.424
Jul-38                      64.71
Aug-38                      63.245
Sep-38                      63.246
Oct-38                      67.291
Nov-38                      66.219
Dec-38                      67.86
Jan-39                      64.042
Feb-39                      65.656
Mar-39                      55.548
Apr-39                      55.279
May-39                      58.06
Jun-39                      55.64
Jul-39                      59.727
Aug-39                      56.344
Sep-39                      62.642
Oct-39                      62.57
Nov-39                      60.537
Dec-39                      61.584
Jan-40                      59.03
Feb-40                      59.489
Mar-40                      54.651
Apr-40                      54.725
May-40                      44.623
Jun-40                      46.825
Jul-40                      48.028
Aug-40                      48.733
Sep-40                      49.51
Oct-40                      50.678
Nov-40                      49.862
Dec-40                      49.904
Jan-41                      47.069
Feb-41                      46.198
Mar-41                      37.135
Apr-41                      35.568
May-41                      35.651
Jun-41                      37.066
Jul-41                      38.681
Aug-41                      38.537
Sep-41                      38.152
Oct-41                      36.631
Nov-41                      35.704
Dec-41                      34.049
Jan-42                      34.786
Feb-42                      34.002
Mar-42                      25.18
Apr-42                      24.316
May-42                      25.223
Jun-42                      25.535
Jul-42                      26.169
Aug-42                      26.434
Sep-42                      26.888
Oct-42                      28.201
Nov-42                      27.983
Dec-42                      28.872
Jan-43                      31.747
Feb-43                      33.064
Mar-43                      28.108
Apr-43                      28.283
May-43                      29.415
Jun-43                      29.636
Jul-43                      28.982
Aug-43                      29.048
Sep-43                      29.553
Oct-43                      29.284
Nov-43                      27.733
Dec-43                      28.996
Jan-44                      30.042
Feb-44                      30.091
Mar-44                      27.582
Apr-44                      27.24
May-44                      28.284
Jun-44                      29.242
Jul-44                      28.978
Aug-44                      29.246
Sep-44                      29.179
Oct-44                      29.25
Nov-44                      29.48
Dec-44                      30.354
Jan-45                      32.292
Feb-45                      33.701
Mar-45                      32.143
Apr-45                      33.986
May-45                      34.404
Jun-45                      34.497
Jul-45                      33.872
Aug-45                      35.249
Sep-45                      36.481
Oct-45                      37.599
Nov-45                      39.019
Dec-45                      39.483
Jan-46                      41.05
Feb-46                      39.122
Mar-46                      40.924
Apr-46                      42.276
May-46                      43.669
Jun-46                      42.27
Jul-46                      41.463
Aug-46                      39.314
Sep-46                      35.951
Oct-46                      35.614
Nov-46                      35.446
Dec-46                      36.729
Jan-47                      36.739
Feb-47                      36.385
Mar-47                      34.777
Apr-47                      33.431
May-47                      33.05
Jun-47                      33.497
Jul-47                      34.696
Aug-47                      34.193
Sep-47                      33.326
Oct-47                      33.896
Nov-47                      33.119
Dec-47                      32.893
Jan-48                      31.878
Feb-48                      30.68
Mar-48                      31.799
Apr-48                      32.799
May-48                      34.573
Jun-48                      33.589
Jul-48                      32.247
Aug-48                      32.172
Sep-48                      30.431
Oct-48                      31.781
Nov-48                      29.241
Dec-48                      29.321
Jan-49                      29.58
Feb-49                      28.78
Mar-49                      29.333
Apr-49                      28.862
May-49                      28.092
Jun-49                      28.037
Jul-49                      29.275
Aug-49                      29.787
Sep-49                      30.711
Oct-49                      31.427
Nov-49                      31.629
Dec-49                      33.091
Jan-50                      34.352
Feb-50                      34.613
Mar-50                      34.76
Apr-50                      35.852
May-50                      37.047
Jun-50                      34.603
Jul-50                      35.096
Aug-50                      36.214
Sep-50                      36.397
Oct-50                      36.344
Nov-50                      36.692
Dec-50                      36.651
Jan-51                      39.425
Feb-51                      39.734
Mar-51                      37.3
Apr-51                      38.809
May-51                      37.953
Jun-51                      35.723
Jul-51                      37.812
Aug-51                      38.966
Sep-51                      37.923
Oct-51                      37.176
Nov-51                      37.136
Dec-51                      37.125
Jan-52                      37.867
Feb-52                      36.95
Mar-52                      37.695
Apr-52                      36.173
May-52                      36.996
Jun-52                      37.675
Jul-52                      38.058
Aug-52                      37.68
Sep-52                      36.75
Oct-52                      36.614
Nov-52                      38.092
Dec-52                      38.356
Jan-53                      37.891
Feb-53                      37.686
Mar-53                      36.569
Apr-53                      35.648
May-53                      35.788
Jun-53                      34.518
Jul-53                      35.21
Aug-53                      33.832
Sep-53                      33.255
Oct-53                      34.563
Nov-53                      35.105
Dec-53                      34.943
Jan-54                      38.308
Feb-54                      38.761
Mar-54                      39.954
Apr-54                      41.397
May-54                      42.28
Jun-54                      42.782
Jul-54                      44.547
Aug-54                      43.603
Sep-54                      45.833
Oct-54                      45.171
Nov-54                      48.573
Dec-54                      50.284
Jan-55                      52.13
Feb-55                      53.295
Mar-55                      52.412
Apr-55                      53.853
May-55                      54.226
Jun-55                      55.954
Jul-55                      56.92
Aug-55                      56.861
Sep-55                      55.392
Oct-55                      54.22
Nov-55                      57.145
Dec-55                      56.623
Jan-56                      56.264
Feb-56                      58.006
Mar-56                      60.523
Apr-56                      60.712
May-56                      57.676
Jun-56                      58.454
Jul-56                      60.994
Aug-56                      59.058
Sep-56                      55.802
Oct-56                      56.175
Nov-56                      56.125
Dec-56                      57.191
Jan-57                      54.299
Feb-57                      53.321
Mar-57                      53.491
Apr-57                      55.575
May-57                      57.146
Jun-57                      56.209
Jul-57                      56.651
Aug-57                      53.984
Sep-57                      50.522
Oct-57                      48.549
Nov-57                      49.476
Dec-57                      47.956
Jan-58                      51.336
Feb-58                      50.513
Mar-58                      52.039
Apr-58                      53.396
May-58                      54.425
Jun-58                      55.79
Jul-58                      57.877
Aug-58                      58.53
Sep-58                      60.72
Oct-58                      62.179
Nov-58                      63.634
Dec-58                      66.009
Jan-59                      65.765
Feb-59                      66.039
Mar-59                      64.837
Apr-59                      67.152
May-59                      68.155
Jun-59                      66.353
Jul-59                      68.544
Aug-59                      67.533
Sep-59                      63.459
Oct-59                      64.38
Nov-59                      65.17
Dec-59                      65.96
Jan-60                      61.619
Feb-60                      62.254
Mar-60                      60.567
Apr-60                      59.783
May-60                      61.397
Jun-60                      62.118
Jul-60                      61.009
Aug-60                      62.649
Sep-60                      58.706
Oct-60                      58.365
Nov-60                      60.553
Dec-60                      62.909
Jan-61                      68.318
Feb-61                      70.387
Mar-61                      72.269
Apr-61                      72.819
May-61                      74.412
Jun-61                      72.071
Jul-61                      74.246
Aug-61                      75.807
Sep-61                      73.677
Oct-61                      75.705
Nov-61                      78.575
Dec-61                      77.263
Jan-62                      73.356
Feb-62                      74.865
Mar-62                      72.877
Apr-62                      68.64
May-62                      63.074
Jun-62                      56.948
Jul-62                      60.447
Aug-62                      61.447
Sep-62                      57.586
Oct-62                      57.722
Nov-62                      63.244
Dec-62                      63.216
Jan-63                      66.484
Feb-63                      64.966
Mar-63                      66.202
Apr-63                      69.183
May-63                      70.248
Jun-63                      68.276
Jul-63                      68.145
Aug-63                      71.274
Sep-63                      69.502
Oct-63                      71.313
Nov-63                      70.385
Dec-63                      70.813
Jan-64                      72.964
Feb-64                      73.919
Mar-64                      73.864
Apr-64                      74.646
May-64                      75.584
Jun-64                      75.334
Jul-64                      76.82
Aug-64                      75.818
Sep-64                      76.595
Oct-64                      77.264
Nov-64                      76.615
Dec-64                      75.727
Jan-65                      78.784
Feb-65                      79.03
Mar-65                      77.203
Apr-65                      79.622
May-65                      79.172
Jun-65                      74.158
Jul-65                      75.47
Aug-65                      77.327
Sep-65                      78.252
Oct-65                      80.413
Nov-65                      80.119
Dec-65                      79.05
Jan-66                      79.348
Feb-66                      78.323
Mar-66                      74.779
Apr-66                      76.463
May-66                      72.588
Jun-66                      70.155
Jul-66                      69.454
Aug-66                      64.367
Sep-66                      62.46
Oct-66                      65.093
Nov-66                      65.823
Dec-66                      64.788
Jan-67                      71.81
Feb-67                      72.354
Mar-67                      74.096
Apr-67                      76.992
May-67                      73.742
Jun-67                      74.358
Jul-67                      77.679
Aug-67                      77.134
Sep-67                      78.415
Oct-67                      76.246
Nov-67                      76.617
Dec-67                      77.925
Jan-68                      77.369
Feb-68                      75.112
Mar-68                      74.254
Apr-68                      80.211
May-68                      81.718
Jun-68                      80.858
Jul-68                      79.458
Aug-68                      80.758
Sep-68                      82.059
Oct-68                      82.94
Nov-68                      87.463
Dec-68                      82.812
Jan-69                      80.989
Feb-69                      77.172
Mar-69                      77.434
Apr-69                      79.42
May-69                      79.643
Jun-69                      73.632
Jul-69                      69.482
Aug-69                      72.691
Sep-69                      69.788
Oct-69                      73.295
Nov-69                      71.097
Dec-69                      68.776
Jan-70                      63.194
Feb-70                      66.613
Mar-70                      65.577
Apr-70                      59.412
May-70                      55.667
Jun-70                      52.399
Jul-70                      56.335
Aug-70                      58.745
Sep-70                      60.333
Oct-70                      59.423
Nov-70                      62.173
Dec-70                      65.084
Jan-71                      68.677
Feb-71                      69.651
Mar-71                      71.295
Apr-71                      73.657
May-71                      71.058
Jun-71                      69.924
Jul-71                      67.608
Aug-71                      69.842
Sep-71                      68.628
Oct-71                      65.906
Nov-71                      65.641
Dec-71                      70.169
Jan-72                      71.901
Feb-72                      74.079
Mar-72                      73.222
Apr-72                      73.231
May-72                      75.045
Jun-72                      71.878
Jul-72                      71.434
Aug-72                      74.03
Sep-72                      71.795
Oct-72                      72.443
Nov-72                      74.952
Dec-72                      74.876
Jan-73                      73.47
Feb-73                      69.913
Mar-73                      67.276
Apr-73                      64.379
May-73                      62.775
Jun-73                      60.517
Jul-73                      63.731
Aug-73                      61.693
Sep-73                      63.316
Oct-73                      63.524
Nov-73                      55.675
Dec-73                      54.975
Jan-74                      54.936
Feb-74                      54.849
Mar-74                      52.488
Apr-74                      50.087
May-74                      48.107
Jun-74                      45.886
Jul-74                      42.656
Aug-74                      39.817
Sep-74                      33.839
Oct-74                      39.251
Nov-74                      37.388
Dec-74                      35.627
Jan-75                      40.595
Feb-75                      42.711
Mar-75                      42.879
Apr-75                      44.823
May-75                      47.084
Jun-75                      48.485
Jul-75                      45.509
Aug-75                      44.338
Sep-75                      41.788
Oct-75                      43.991
Nov-75                      45.234
Dec-75                      43.61
Jan-76                      53.822
Feb-76                      53.947
Mar-76                      53.654
Apr-76                      53.009
May-76                      52.55
Jun-76                      53.117
Jul-76                      52.914
Aug-76                      53.049
Sep-76                      52.712
Oct-76                      51.668
Nov-76                      51.7
Dec-76                      53.298
Jan-77                      51.063
Feb-77                      49.931
Mar-77                      48.454
Apr-77                      48.701
May-77                      48.108
Jun-77                      48.974
Jul-77                      48.302
Aug-77                      47.374
Sep-77                      45.993
Oct-77                      44.236
Nov-77                      45.76
Dec-77                      44.658
Jan-78                      42.603
Feb-78                      41.966
Mar-78                      42.072
Apr-78                      45.096
May-78                      45.56
Jun-78                      43.627
Jul-78                      45.811
Aug-78                      47.229
Sep-78                      45.503
Oct-78                      40.904
Nov-78                      41.875
Dec-78                      40.997
Jan-79                      43.193
Feb-79                      41.9
Mar-79                      42.746
Apr-79                      42.952
May-79                      42.205
Jun-79                      42.808
Jul-79                      43.237
Aug-79                      45.55
Sep-79                      44.277
Oct-79                      41.325
Nov-79                      43.44
Dec-79                      43.307
Jan-80                      47.007
Feb-80                      46.821
Mar-80                      40.792
Apr-80                      42.623
May-80                      44.746
Jun-80                      45.213
Jul-80                      48.207
Aug-80                      48.903
Sep-80                      49.566
Oct-80                      50.282
Nov-80                      54.974
Dec-80                      51.913
Jan-81                      49.972
Feb-81                      50.418
Mar-81                      50.693
Apr-81                      50.046
May-81                      50.374
Jun-81                      48.401
Jul-81                      48.298
Aug-81                      45.689
Sep-81                      41.449
Oct-81                      43.37
Nov-81                      44.95
Dec-81                      42.622
Jan-82                      42.486
Feb-82                      40.322
Mar-82                      39.197
Apr-82                      40.696
May-82                      39.309
Jun-82                      38.028
Jul-82                      37.269
Aug-82                      40.962
Sep-82                      41.077
Oct-82                      45.114
Nov-82                      46.669
Dec-82                      46.702
Jan-83                      50.498
Feb-83                      51.657
Mar-83                      52.356
Apr-83                      56.025
May-83                      56.254
Jun-83                      57.071
Jul-83                      55.804
Aug-83                      55.887
Sep-83                      55.353
Oct-83                      53.957
Nov-83                      55.704
Dec-83                      53.561
Jan-84                      53.074
Feb-84                      50.714
Mar-84                      49.693
Apr-84                      49.876
May-84                      47.194
Jun-84                      46.293
Jul-84                      45.344
Aug-84                      50.113
Sep-84                      48.701
Oct-84                      48.387
Nov-84                      47.361
Dec-84                      47.364
Jan-85                      51.251
Feb-85                      51.782
Mar-85                      50.602
Apr-85                      50.447
May-85                      53.128
Jun-85                      52.581
Jul-85                      52.426
Aug-85                      51.959
Sep-85                      48.833
Oct-85                      50.886
Nov-85                      53.911
Dec-85                      55.084
Jan-86                      55.556
Feb-86                      59.402
Mar-86                      61.458
Apr-86                      60.838
May-86                      63.731
Jun-86                      63.748
Jul-86                      60.066
Aug-86                      63.254
Sep-86                      58.17
Oct-86                      60.939
Nov-86                      61.661
Dec-86                      59.066
Jan-87                      66.342
Feb-87                      69.404
Mar-87                      70.22
Apr-87                      68.91
May-87                      69.462
Jun-87                      71.41
Jul-87                      74.508
Aug-87                      77.109
Sep-87                      74.395
Oct-87                      57.645
Nov-87                      53.243
Dec-87                      55.724
Jan-88                      58.196
Feb-88                      60.613
Mar-88                      58.26
Apr-88                      58.826
May-88                      58.415
Jun-88                      59.873
Jul-88                      59.39
Aug-88                      57.284
Sep-88                      58.043
Oct-88                      58.895
Nov-88                      57.702
Dec-88                      56.961
Jan-89                      60.416
Feb-89                      59.057
Mar-89                      58.836
Apr-89                      61.478
May-89                      63.239
Jun-89                      61.636
Jul-89                      66.01
Aug-89                      66.987
Sep-89                      65.613
Oct-89                      63.749
Nov-89                      64.66
Dec-89                      64.671
Jan-90                      59.935
Feb-90                      60.474
Mar-90                      60.845
Apr-90                      59.181
May-90                      64.167
Jun-90                      62.876
Jul-90                      62.278
Aug-90                      56.397
Sep-90                      52.482
Oct-90                      51.674
Nov-90                      54.933
Dec-90                      55.711
Jan-91                      58.149
Feb-91                      62.392
Mar-91                      63.667
Apr-91                      64.155
May-91                      66.66
Jun-91                      63.271
Jul-91                      66.532
Aug-91                      68.214
Sep-91                      66.924
Oct-91                      68.433
Nov-91                      66.029
Dec-91                      72.476
Jan-92                      72.283
Feb-92                      73.414
Mar-92                      70.941
Apr-92                      72.072
May-92                      72.857
Jun-92                      70.274
Jul-92                      73.139
Aug-92                      71.804
Sep-92                      71.583
Oct-92                      72.369
Nov-92                      74.847
Dec-92                      75.099
Jan-93                      76.252
Feb-93                      76.654
Mar-93                      77.813
Apr-93                      75.923
May-93                      78.171
Jun-93                      78.035
Jul-93                      78.048
Aug-93                      81.208
Sep-93                      80.558
Oct-93                      82.187
Nov-93                      80.986
Dec-93                      82.143
Jan-94                      85.345
Feb-94                      82.906
Mar-94                      78.286
Apr-94                      79.069
May-94                      79.643
Jun-94                      76.379
Jul-94                      78.469
Aug-94                      81.369
Sep-94                      78.558
Oct-94                      79.541
Nov-94                      76.233
Dec-94                      75.572
Jan-95                      77.817
Feb-95                      80.745
Mar-95                      81.602
Apr-95                      83.274
May-95                      84.837
Jun-95                      88.274
Jul-95                      91.699
Aug-95                      92.357
Sep-95                      94.736
Oct-95                      94.242
Nov-95                      98.168
Dec-95                      98.818
Jan-96                     101.64
Feb-96                     102.794
Mar-96                     101.903
Apr-96                     105.419
May-96                     109.349
Jun-96                     107.416
Jul-96                     101.71
Aug-96                     105.262
Sep-96                     109.036
Oct-96                     110.732
Nov-96                     117.877
Dec-96                     114.422
Jan-97                     120.787
Feb-97                     120.84
Mar-97                     113.683
Apr-97                     117.876
May-97                     124.561
Jun-97                     129.727
Jul-97                     139.614
Aug-97                     133.874
Sep-97                     139.832
Oct-97                     134.008
Nov-97                     137.702
Dec-97                     137.399
Jan-98                     139.469
Feb-98                     149.373
Mar-98                     154.935
Apr-98                     156.523
May-98                     152.466
Jun-98                     154.629
Jul-98                     153.314
Aug-98                     128.04
Sep-98                     132.69
Oct-98                     143.338
Nov-98                     150.856
Dec-98                     155.545
Jan-99                     161.975
Feb-99                     159.128
Mar-99                     163.031
Apr-99                     170.534
May-99                     170.766
Jun-99                     177.972
Jul-99                     169.895
Aug-99                     168.946
Sep-99                     162.645
Oct-99                     171.794
Nov-99                     174.167
Dec-99                     190.354
Jan-00                     182.089
Feb-00                     187.748
Mar-00                     195.926
Apr-00                     185.46
May-00                     179.831
Jun-00                     183.583
Jul-00                     184.936
Aug-00                     198.943
Sep-00                     186.648
Oct-00                     182.275
Nov-00                     164.291
Dec-00                     163.944
Jan-01                     167.919
Feb-01                     152.911
Mar-01                     142.969
Apr-01                     157.316
May-01                     160.739
Jun-01                     156.923
Jul-01                     153.541
Aug-01                     140.281
Sep-01                     130.185
Oct-01                     134.68
Nov-01                     144.524
Dec-01                     145.698
Jan-02                     144.137
Feb-02                     141.239
Mar-02                     146.052
Apr-02                     139.385
May-02                     137.553
Jun-02                     126.823
Jul-02                     117.088
Aug-02                     117.326
Sep-02                     105.156
Oct-02                     112.764
Nov-02                     118.8
Dec-02                     111.985
Jan-03                     109.076
Feb-03                     106.836
Mar-03                     107.103
Apr-03                     114.756
May-03                     121.83
Jun-03                     122.49
Jul-03                     126.152
Aug-03                     129.04
Sep-03                     126.087
Oct-03                     133.55
Nov-03                     135.311
Dec-03                     141.711

                         Value               Date
                         -----               ----
Latest                  141.71%            Dec. '03
Maximum                 198.94%            Aug. '00
Average                  63.54%
Median                   57.59%
Minimum                  24.32%            Apr. '42

                      Shaded areas represent Bear Markets.
    The Market Value of Equities includes the market value of the New York,
                      American and Nasdaq Stock Exchanges.

Sources: The New York Stock Exchange; The American Stock Exchange; The National
       Association of Securities Dealers; The Bureau of Economic Analysis Copyright (c) 2004 Crandall, Pierce & Company o All rights reserved.

China and India
---------------

  Most equity investors are optimists, and although we would also put ourselves in that camp, our first collective investment mindset is to be realists. As we look at America and the world today, we see many reasons to be optimistic. Near the top of this list is the rapid industrialization and economic growth of China and India, the two most populous countries in the world. China's GDP has grown at a rate triple that of the U.S. over the past two decades, and in a few years will likely be the third largest economy in the world. China has some huge issues to contend with, including a creaky banking system and several ills that surround the vestiges of a planned economy. Undoubtedly, they will have economic and financial stumbles as well as political problems in coming years, but it seems a reasonable bet that China will achieve well above average growth. Similarly, India has made remarkable progress over the past decade. Both countries are investing heavily in infrastructure and education and have a veritable limitless supply of cheap labor. American businesses are increasingly intertwined in the fortunes of these two countries. While there are important and sometimes severe ramifications to U.S. companies and citizens, the net effect of the rapid growth of China and India is very positive for world economic development and stability. That is a positive for the U.S.

  The sunny view that Wall Street paints must be tempered by important realities. U.S. wages, wage growth, employment and employment growth have been, and will continue to be, affected by the powerful forces at work in China, India and other developing nations. An estimated 25-30 million people left rural China last year to work in cities, primarily in manufacturing but also in software and other industries. India's software and business service prowess has been well documented. It is likely that these forces have had, and may continue to have, a negative impact on wages and employment in the U.S. There is little wonder that two years into this recovery (officially) we have yet to see meaningful employment growth. Wage growth remains stagnant (see Chart 2) and we would not be surprised to see these conditions continue, perhaps for an extended period of time. A strong cyclical U.S. economic rebound may mitigate this effect over the short term.

                                    CHART 2
                               REAL HOURLY WAGES
                  Yr. to Yr. % Change, 3 Month Moving Average

Dec-92                      -0.616
Jan-93                      -0.529
Feb-93                      -0.573
Mar-93                      -0.441
Apr-93                      -0.441
May-93                      -0.353
Jun-93                      -0.397
Jul-93                      -0.309
Aug-93                      -0.265
Sep-93                      -0.088
Oct-93                      -0.088
Nov-93                       0
Dec-93                       0
Jan-94                       0.089
Feb-94                       0.266
Mar-94                       0.177
Apr-94                       0.222
May-94                       0.133
Jun-94                       0.221
Jul-94                       0.089
Aug-94                      -0.133
Sep-94                      -0.354
Oct-94                      -0.265
Nov-94                      -0.177
Dec-94                      -0.044
Jan-95                      -0.221
Feb-95                      -0.353
Mar-95                      -0.397
Apr-95                      -0.441
May-95                      -0.486
Jun-95                      -0.442
Jul-95                      -0.176
Aug-95                       0.222
Sep-95                       0.489
Oct-95                       0.489
Nov-95                       0.488
Dec-95                       0.399
Jan-96                       0.488
Feb-96                       0.399
Mar-96                       0.311
Apr-96                       0.266
May-96                       0.355
Jun-96                       0.488
Jul-96                       0.444
Aug-96                       0.443
Sep-96                       0.398
Oct-96                       0.398
Nov-96                       0.309
Dec-96                       0.309
Jan-97                       0.397
Feb-97                       0.574
Mar-97                       0.885
Apr-97                       1.15
May-97                       1.459
Jun-97                       1.502
Jul-97                       1.589
Aug-97                       1.586
Sep-97                       1.628
Oct-97                       1.848
Nov-97                       2.068
Dec-97                       2.42
Jan-98                       2.549
Feb-98                       2.767
Mar-98                       2.892
Apr-98                       3.061
May-98                       2.965
Jun-98                       2.872
Jul-98                       2.693
Aug-98                       2.689
Sep-98                       2.772
Oct-98                       2.722
Nov-98                       2.587
Dec-98                       2.277
Jan-99                       2.186
Feb-99                       2.052
Mar-99                       1.917
Apr-99                       1.613
May-99                       1.44
Jun-99                       1.438
Jul-99                       1.565
Aug-99                       1.479
Sep-99                       1.223
Oct-99                       0.967
Nov-99                       0.84
Dec-99                       0.798
Jan-00                       0.755
Feb-00                       0.67
Mar-00                       0.377
Apr-00                       0.334
May-00                       0.334
Jun-00                       0.334
Jul-00                       0.167
Aug-00                       0.125
Sep-00                       0.25
Oct-00                       0.417
Nov-00                       0.583
Dec-00                       0.792
Jan-01                       0.666
Feb-01                       0.541
Mar-01                       0.709
Apr-01                       0.875
May-01                       0.833
Jun-01                       0.665
Jul-01                       0.79
Aug-01                       1.039
Sep-01                       1.121
Oct-01                       1.203
Nov-01                       1.367
Dec-01                       1.695
Jan-02                       2.027
Feb-02                       2.193
Mar-02                       2.026
Apr-02                       1.61
May-02                       1.527
Jun-02                       1.652
Jul-02                       1.774
Aug-02                       1.605
Sep-02                       1.479
Oct-02                       1.394
Nov-02                       1.227
Dec-02                       0.936
Jan-03                       0.73
Feb-03                       0.567
Mar-03                       0.324
Apr-03                       0.488
May-03                       0.773
Jun-03                       1.056
Jul-03                       1.054
Aug-03                       0.891
Sep-03                       0.729
Oct-03                       0.485
Nov-03                       0.444

                                              Source: Bureau of Labor Statistics

  There are at least two differentiating factors to this wage disintermediation versus historical ones. First, unlike Brazil or Mexico, there is effectively an unlimited supply of workers with respect to China and India. Out of 1.3 billion people, China has 800 million people who live in rural areas, most being subsistence farmers. At current migration rates, adjusting for modern agricultural methods, there is at least a twenty-year supply of labor for the industrializing cities. India reveals a similar picture. The sobering thought, if you are an American, is that these workers are happy to work six or seven days a week for ten or more hours and do it for 1/10 to 1/20 the U.S. wage. Now of course the all-in cost differential is not this wide due to many logistical and other inefficiencies, but many years of labor cost advantages is a safe bet. Second, unlike most previous offshore outsourcing endeavors, multinational companies appear to be moving entire Research & Development departments to China and India. Increasingly these are the places that are graduating the scientists and engineers, and multinational companies are recognizing this by moving design teams close to production. Since 1997, China has consistently graduated more engineers than Japan, Germany and the United States combined. In recent years, both China and India have approached the U.S. in terms of advanced scientific and engineering degrees. Any look around American graduate science departments will find a huge proportion of foreign students. These students are returning to their homeland in greater numbers as entrepreneurs and managers. As previously stated, this is a huge positive for the world and ultimately America, but the adjustment process could be longer and more painful than prevailing wisdom suggests.

  Americans have always found a way to "out innovate" and "out entrepreneur" our competitors. This may well be the case yet again, but probably not to the extent it has been historically. If the knowledge centers are moving toward Asia, it stands to reason that more inventions and perhaps more value added will take place there. Asian societies appear to be much more dedicated to education and excellence in education, particularly in the primary grades, than is most of America. To borrow a phrase from the Chinese, "Americans love to watch TV; Chinese love to make TV." A corollary from the Indian perspective might be "Americans love to play video games, Indians love to write them."

Other Considerations
--------------------

  High valuations of today seem to suggest the expectation of continued positives in other areas, i.e., low interest rates, strong economic growth, low inflation, and the "world peace" sought by all Miss America candidates. These are all possible and desired, but should you bet on ito With nearly 50% of recent Treasury offerings being purchased by foreigners, should you bet that interest rates remain low even as the dollar skidso With more rapid economic growth should you bet that interest rates and inflation (of raw materials) remain in checko On the world peace front, there doesn't appear to be a threat to our military supremacy, but the so-called peace dividend may have disappeared. The theory was that in the post cold war era, tens if not hundreds of billions of dollars could be diverted from the military to other uses. With Al Qaeda, Afghanistan, Iraq and Homeland Security, it's conceivable that the peace dividend has turned into a protection tax.

  Debt levels remain high across consumers, businesses and the government. Mortgage and other installment debt is at record levels, as consumers never undertook the balance sheet repair that normally takes place in weaker economic environments, witness Chart 3, which illustrates consumer installment debt. Businesses have been building some cash, but haven't reduced their debt loads significantly, as seen in Chart 4. Many have the added burden of pension and asbestos liabilities. The federal government is operating with record debt and deficit levels (see Chart 5), and state and local finances are highly strained. So, if one thinks about the source of incremental spending, it is unlikely to come from debt-financed activities. With U.S. capacity utilization near a twenty year low of 73%, it's difficult to envision a strong rebound in business spending. The optimists say higher employment and higher wages will save the day. The realists are less sure.

                                    CHART 3
        CONSUMER INSTALLMENT DEBT AS A % OF REAL GROSS DOMESTIC PRODUCT

Dec-52                       1.45
Mar-53                       1.52
Jun-53                       1.55
Sep-53                       1.59
Dec-53                       1.64
Mar-54                       1.64
Jun-54                       1.65
Sep-54                       1.65
Dec-54                       1.66
Mar-55                       1.68
Jun-55                       1.75
Sep-55                       1.81
Dec-55                       1.86
Mar-56                       1.93
Jun-56                       1.96
Sep-56                       1.99
Dec-56                       1.99
Mar-57                       2.01
Jun-57                       2.05
Sep-57                       2.06
Dec-57                       2.1
Mar-58                       2.14
Jun-58                       2.12
Sep-58                       2.08
Dec-58                       2.06
Mar-59                       2.09
Jun-59                       2.1
Sep-59                       2.19
Dec-59                       2.27
Mar-60                       2.26
Jun-60                       2.33
Sep-60                       2.37
Dec-60                       2.42
Mar-61                       2.43
Jun-61                       2.38
Sep-61                       2.36
Dec-61                       2.37
Mar-62                       2.36
Jun-62                       2.41
Sep-62                       2.43
Dec-62                       2.49
Mar-63                       2.52
Jun-63                       2.56
Sep-63                       2.59
Dec-63                       2.65
Mar-64                       2.69
Jun-64                       2.73
Sep-64                       2.77
Dec-64                       2.83
Mar-65                       2.86
Jun-65                       2.92
Sep-65                       2.93
Dec-65                       2.91
Mar-66                       2.92
Jun-66                       2.95
Sep-66                       2.96
Dec-66                       2.96
Mar-67                       2.97
Jun-67                       2.99
Sep-67                       3.01
Dec-67                       3.04
Mar-68                       3.03
Jun-68                       3.04
Sep-68                       3.09
Dec-68                       3.18
Mar-69                       3.21
Jun-69                       3.28
Sep-69                       3.31
Dec-69                       3.38
Mar-70                       3.41
Jun-70                       3.43
Sep-70                       3.44
Dec-70                       3.5
Mar-71                       3.51
Jun-71                       3.57
Sep-71                       3.65
Dec-71                       3.74
Mar-72                       3.77
Jun-72                       3.82
Sep-72                       3.89
Dec-72                       3.96
Mar-73                       4.04
Jun-73                       4.14
Sep-73                       4.28
Dec-73                       4.35
Mar-74                       4.46
Jun-74                       4.53
Sep-74                       4.64
Dec-74                       4.64
Mar-75                       4.7
Jun-75                       4.59
Sep-75                       4.59
Dec-75                       4.64
Mar-76                       4.63
Jun-76                       4.71
Sep-76                       4.8
Dec-76                       4.92
Mar-77                       5.01
Jun-77                       5.12
Sep-77                       5.22
Dec-77                       5.41
Mar-78                       5.59
Jun-78                       5.68
Sep-78                       5.84
Dec-78                       5.96
Mar-79                       6.16
Jun-79                       6.37
Sep-79                       6.54
Dec-79                       6.7
Mar-80                       6.76
Jun-80                       6.78
Sep-80                       6.82
Dec-80                       6.76
Mar-81                       6.73
Jun-81                       6.89
Sep-81                       6.93
Dec-81                       7.05
Mar-82                       7.28
Jun-82                       7.34
Sep-82                       7.41
Dec-82                       7.51
Mar-83                       7.53
Jun-83                       7.54
Sep-83                       7.63
Dec-83                       7.82
Mar-84                       8.01
Jun-84                       8.3
Sep-84                       8.52
Dec-84                       8.76
Mar-85                       9.09
Jun-85                       9.34
Sep-85                       9.54
Dec-85                       9.75
Mar-86                       9.88
Jun-86                      10.11
Sep-86                      10.27
Dec-86                      10.35
Mar-87                      10.23
Jun-87                      10.3
Sep-87                      10.41
Dec-87                      10.39
Mar-88                      10.55
Jun-88                      10.61
Sep-88                      10.7
Dec-88                      10.69
Mar-89                      10.99
Jun-89                      11.1
Sep-89                      11.15
Dec-89                      11.3
Mar-90                      11.23
Jun-90                      11.26
Sep-90                      11.37
Dec-90                      11.42
Mar-91                      11.48
Jun-91                      11.37
Sep-91                      11.25
Dec-91                      11.15
Mar-92                      11.06
Jun-92                      10.92
Sep-92                      10.86
Dec-92                      10.82
Mar-93                      10.91
Jun-93                      10.99
Sep-93                      11.15
Dec-93                      11.33
Mar-94                      11.55
Jun-94                      11.83
Sep-94                      12.18
Dec-94                      12.54
Mar-95                      12.96
Jun-95                      13.38
Sep-95                      13.75
Dec-95                      14.06
Mar-96                      14.37
Jun-96                      14.49
Sep-96                      14.64
Dec-96                      14.66
Mar-97                      14.8
Jun-97                      14.77
Sep-97                      14.81
Dec-97                      14.87
Mar-98                      14.91
Jun-98                      15.09
Sep-98                      15.23
Dec-98                      15.16
Mar-99                      15.41
Jun-99                      15.52
Sep-99                      15.69
Dec-99                      15.71
Mar-00                      16.06
Jun-00                      16.21
Sep-00                      16.81
Dec-00                      17.12
Mar-01                      17.56
Jun-01                      17.85
Sep-01                      18.14
Dec-01                      18.39
Mar-02                      18.47
Jun-02                      18.62
Sep-02                      18.73
Dec-02                      18.65
Mar-03                      18.79
Jun-03                      18.87
Sep-03                      18.83

                     Sources: Federal Reserve Board; Bureau of Economic Analysis

                                    CHART 4
       TOTAL CORPORATE LIABILITIES AS A % OF REAL GROSS DOMESTIC PRODUCT

Dec-52                       6.91
Mar-53                       6.68
Jun-53                       6.66
Sep-53                       6.91
Dec-53                       7.12
Mar-54                       6.88
Jun-54                       6.75
Sep-54                       6.9
Dec-54                       7.08
Mar-55                       6.8
Jun-55                       6.83
Sep-55                       7.14
Dec-55                       7.63
Mar-56                       7.52
Jun-56                       7.52
Sep-56                       7.79
Dec-56                       8.03
Mar-57                       7.89
Jun-57                       7.95
Sep-57                       8.06
Dec-57                       8.41
Mar-58                       8.38
Jun-58                       8.34
Sep-58                       8.41
Dec-58                       8.62
Mar-59                       8.48
Jun-59                       8.51
Sep-59                       8.6
Dec-59                       8.9
Mar-60                       8.71
Jun-60                       8.86
Sep-60                       8.91
Dec-60                       9.27
Mar-61                       9.09
Jun-61                       9.06
Sep-61                       9.05
Dec-61                       9.2
Mar-62                       9.01
Jun-62                       9.08
Sep-62                       9.18
Dec-62                       9.39
Mar-63                       9.28
Jun-63                       9.34
Sep-63                       9.33
Dec-63                       9.63
Mar-64                       9.35
Jun-64                       9.42
Sep-64                       9.5
Dec-64                       9.89
Mar-65                       9.79
Jun-65                       9.9
Sep-65                       9.95
Dec-65                      10.18
Mar-66                      10.07
Jun-66                      10.29
Sep-66                      10.47
Dec-66                      10.75
Mar-67                      10.69
Jun-67                      10.79
Sep-67                      10.91
Dec-67                      11.28
Mar-68                      11.31
Jun-68                      11.35
Sep-68                      11.6
Dec-68                      12.08
Mar-69                      12.14
Jun-69                      12.45
Sep-69                      12.73
Dec-69                      13.29
Mar-70                      13.47
Jun-70                      13.77
Sep-70                      13.86
Dec-70                      14.35
Mar-71                      14.13
Jun-71                      14.32
Sep-71                      14.49
Dec-71                      14.9
Mar-72                      14.87
Jun-72                      14.79
Sep-72                      15.03
Dec-72                      15.47
Mar-73                      15.5
Jun-73                      15.95
Sep-73                      16.67
Dec-73                      17.4
Mar-74                      17.95
Jun-74                      18.58
Sep-74                      19.37
Dec-74                      17.83
Mar-75                      24.4
Jun-75                      24.56
Sep-75                      24.72
Dec-75                      24.71
Mar-76                      24.77
Jun-76                      25.16
Sep-76                      25.75
Dec-76                      25.94
Mar-77                      26.38
Jun-77                      26.38
Sep-77                      26.76
Dec-77                      27.73
Mar-78                      28.67
Jun-78                      28.35
Sep-78                      28.94
Dec-78                      29.83
Mar-79                      31.07
Jun-79                      31.99
Sep-79                      33.22
Dec-79                      34.38
Mar-80                      35.64
Jun-80                      36.87
Sep-80                      38.35
Dec-80                      38.66
Mar-81                      40.61
Jun-81                      41.66
Sep-81                      42.45
Dec-81                      43.57
Mar-82                      45.54
Jun-82                      45.81
Sep-82                      47.03
Dec-82                      47.28
Mar-83                      47.32
Jun-83                      46.96
Sep-83                      46.86
Dec-83                      46.68
Mar-84                      47.71
Jun-84                      48.64
Sep-84                      49.65
Dec-84                      49.62
Mar-85                      50.93
Jun-85                      51.7
Sep-85                      52.2
Dec-85                      53.8
Mar-86                      53.3
Jun-86                      53.66
Sep-86                      54.69
Dec-86                      55.32
Mar-87                      56.14
Jun-87                      56.32
Sep-87                      56.58
Dec-87                      57.12
Mar-88                      58.2
Jun-88                      58.48
Sep-88                      58.91
Dec-88                      61.21
Mar-89                      63.22
Jun-89                      63.6
Sep-89                      63.91
Dec-89                      64.47
Mar-90                      64.43
Jun-90                      64.48
Sep-90                      65.76
Dec-90                      66.83
Mar-91                      67.5
Jun-91                      67.31
Sep-91                      67.84
Dec-91                      67.51
Mar-92                      69.98
Jun-92                      69.41
Sep-92                      68.97
Dec-92                      68.58
Mar-93                      69.85
Jun-93                      70.24
Sep-93                      70.52
Dec-93                      70.56
Mar-94                      70.33
Jun-94                      70.16
Sep-94                      70.26
Dec-94                      70.77
Mar-95                      71.42
Jun-95                      72.32
Sep-95                      72.98
Dec-95                      74.08
Mar-96                      74.92
Jun-96                      74.71
Sep-96                      75.13
Dec-96                      75.3
Mar-97                      75.53
Jun-97                      74.87
Sep-97                      74.94
Dec-97                      75
Mar-98                      75.95
Jun-98                      77.23
Sep-98                      77.61
Dec-98                      80.74
Mar-99                      82.62
Jun-99                      84.26
Sep-99                      85.92
Dec-99                      86.93
Mar-00                      89.55
Jun-00                      91.62
Sep-00                      95.08
Dec-00                      97.21
Mar-01                      98.83
Jun-01                      99.64
Sep-01                     100.28
Dec-01                     100.17
Mar-02                      99.52
Jun-02                      99.8
Sep-02                      99.24
Dec-02                      99.76
Mar-03                      99.78
Jun-03                      99.97

                     Sources: Federal Reserve Board; Bureau of Economic Analysis

                                    CHART 5
         TOTAL GROSS FEDERAL DEBT AS A % OF REAL GROSS DOMESTIC PRODUCT

Mar-59                      11.791
Jun-59                      11.598
Sep-59                      11.753
Dec-59                      11.814
Mar-60                      11.399
Jun-60                      11.437
Sep-60                      11.503
Dec-60                      11.727
Mar-61                      11.548
Jun-61                      11.395
Sep-61                      11.323
Dec-61                      11.266
Mar-62                      11.067
Jun-62                      11.027
Sep-62                      10.975
Dec-62                      11.094
Mar-63                      10.935
Jun-63                      10.904
Sep-63                      10.733
Dec-63                      10.745
Mar-64                      10.521
Jun-64                      10.471
Sep-64                      10.461
Dec-64                      10.507
Mar-65                      10.244
Jun-65                      10.09
Sep-65                       9.871
Dec-65                       9.762
Mar-66                       9.532
Jun-66                       9.467
Sep-66                       9.548
Dec-66                       9.605
Mar-67                       9.568
Jun-67                       9.431
Sep-67                       9.635
Dec-67                       9.812
Mar-68                       9.748
Jun-68                       9.534
Sep-68                      10.194
Dec-68                      10.105
Mar-69                       9.991
Jun-69                       9.784
Sep-69                       9.904
Dec-69                      10.144
Mar-70                      10.239
Jun-70                      10.178
Sep-70                      10.292
Dec-70                      10.683
Mar-71                      10.473
Jun-71                      10.558
Sep-71                      10.8
Dec-71                      11.079
Mar-72                      10.966
Jun-72                      10.707
Sep-72                      10.782
Dec-72                      10.981
Mar-73                      10.926
Jun-73                      10.775
Sep-73                      10.898
Dec-73                      10.991
Mar-74                      11.202
Jun-74                      11.183
Sep-74                      11.453
Dec-74                      11.751
Mar-75                      12.287
Jun-75                      12.747
Sep-75                      13.006
Dec-75                      13.361
Mar-76                      13.597
Jun-76                      13.938
Sep-76                      14.2
Dec-76                      14.501
Mar-77                      14.658
Jun-77                      14.484
Sep-77                      14.725
Dec-77                      15.143
Mar-78                      15.481
Jun-78                      15.112
Sep-78                      15.391
Dec-78                      15.527
Mar-79                      15.632
Jun-79                      15.765
Sep-79                      16.066
Dec-79                      16.373
Mar-80                      16.671
Jun-80                      17.287
Sep-80                      17.902
Dec-80                      18.006
Mar-81                      18.293
Jun-81                      18.559
Sep-81                      18.836
Dec-81                      19.659
Mar-82                      20.598
Jun-82                      20.839
Sep-82                      22.12
Dec-82                      23.159
Mar-83                      23.779
Jun-83                      24.651
Sep-83                      25.224
Dec-83                      25.317
Mar-84                      25.761
Jun-84                      26.168
Sep-84                      26.933
Dec-84                      28.25
Mar-85                      28.793
Jun-85                      29.612
Sep-85                      29.95
Dec-85                      31.719
Mar-86                      32.076
Jun-86                      33.113
Sep-86                      33.847
Dec-86                      35.09
Mar-87                      35.361
Jun-87                      35.946
Sep-87                      36.257
Dec-87                      36.859
Mar-88                      37.553
Jun-88                      38.002
Sep-88                      38.681
Dec-88                      39.531
Mar-89                      39.947
Jun-89                      40.554
Sep-89                      41.082
Dec-89                      42.321
Mar-90                      43.333
Jun-90                      44.535
Sep-90                      45.802
Dec-90                      48.006
Mar-91                      49.592
Jun-91                      50.278
Sep-91                      51.723
Dec-91                      53.402
Mar-92                      53.917
Jun-92                      54.82
Sep-92                      55.402
Dec-92                      56.316
Mar-93                      56.977
Jun-93                      58.322
Sep-93                      58.866
Dec-93                      59.736
Mar-94                      59.651
Jun-94                      59.793
Sep-94                      60.071
Dec-94                      60.704
Mar-95                      61.334
Jun-95                      62.321
Sep-95                      62.1
Dec-95                      61.846
Mar-96                      63.082
Jun-96                      62.59
Sep-96                      62.821
Dec-96                      63.247
Mar-97                      63.434
Jun-97                      62.427
Sep-97                      62.076
Dec-97                      62.636
Mar-98                      62.364
Jun-98                      62.009
Sep-98                      61.058
Dec-98                      61.095
Mar-99                      60.978
Jun-99                      60.342
Sep-99                      59.83
Dec-99                      60.024
Mar-00                      59.837
Jun-00                      58.025
Sep-00                      57.966
Dec-00                      57.265
Mar-01                      58.426
Jun-01                      58.044
Sep-01                      59.051
Dec-01                      60.134
Mar-02                      60.073
Jun-02                      60.99
Sep-02                      61.493
Dec-02                      63.043
Mar-03                      63.276
Jun-03                      64.832
Sep-03                      64.645

                      Sources: Bureau of the Census; Bureau of Economic Analysis

  There also appears to be a great deal of complacency with respect to the investment landscape. Most feel that since we have already experienced a correction (2000-2002), the bear market must be over. Never mind the fact that even after the correction, valuations only reached long-term median levels, at best. Today, people feel that just because the Nasdaq is 60% below its peak, it must be cheap. That's true if you consider 73 times earnings and 9 times sales as inexpensive! The S&P 500 sports a weighted average P/E multiple of 31 and a price-to-sales ratio of 3.3. These are spectacularly high multiples. Of course, median multiples are significantly lower, but when you buy the S&P 500, which is market cap weighted, you are buying the weighted average multiples. The corresponding numbers for the FMI Large Cap Fund are 18.8 and 1.7, respectively.

Outlook
-------

  Our best guess is that over the next several years, events will transpire that will result in a correction in valuations. Whether we simply return to a median level or lower is unknowable. When comparing today's investment landscape to all of the historical ones we have studied, it's difficult to make the case that future growth will be significantly higher than average. Earnings growth has averaged 4-9% in nearly all rolling 10-year periods over the past 75 years. Even the vaunted 1990s saw just a 5% compound earnings growth rate, if you adjust for options. If earnings growth actually exceeds this band, interest rates and inflation would still have to stay low to avoid sub par investment returns.

  Given this significant valuation risk, we remain relatively conservatively postured. The next five to ten years will almost certainly exhibit lower than average investment returns for the popular indices. We believe it is possible and hope to achieve satisfactory returns in what is likely to be a more difficult environment.

  Thank you for your support of the FMI Large Cap Fund.

  Sincerely,

  /s/Ted D. Kellner        /s/Donald S. Wilson       /s/Patrick J. English

  Ted D. Kellner, C.F.A    Donald S. Wilson, C.F.A   Patrick J. English, C.F.A.
  President and            Vice President            Vice President and
  Portfolio Manager                                  Portfolio Manager

             225 E. Mason St. o Milwaukee, WI  53202 o 414-226-4555
                              www.fiduciarymgt.com

FMI Large Cap Fund
STATEMENT OF NET ASSETS
December 31, 2003 (Unaudited)

  SHARES                                                           VALUE(B)<F3>
  ------                                                           ------------

COMMON STOCKS -- 92.0% (A)<F2>

COMMERCIAL SERVICES SECTOR -- 3.1%
----------------------------------

             DISTRIBUTION -- 3.1%
    4,300    Grainger (W.W.), Inc.                                  $  203,777

CONSUMER DISCRETIONARY SECTOR -- 17.4%
--------------------------------------

             CONSUMER PRODUCTS -- 5.0%
    7,500    V. F. Corp.                                               324,300

             ENTERTAINMENT -- 3.3%
    5,950    News Corporation Ltd. - SP-ADR                            214,795

             RESTAURANTS -- 4.5%
    8,350    Yum! Brands, Inc.                                         287,240

             RETAIL TRADE -- 4.6%
   13,600    TJX Companies, Inc.                                       299,880

CONSUMER STAPLES SECTOR -- 11.2%
--------------------------------

             FOODS -- 2.6%
    3,700    General Mills, Inc.                                       167,610

             HOUSEHOLD PRODUCTS -- 4.2%
   11,900    Newell Rubbermaid Inc.                                    270,963

             PERSONAL CARE -- 4.4%
    4,900    Kimberly-Clark Corp.                                      289,541

ENERGY SECTOR -- 5.7%
---------------------

             OIL & GAS PRODUCERS -- 5.7%
    5,600    ConocoPhillips                                            367,192

FINANCIAL SERVICES SECTOR -- 13.5%
----------------------------------

             BANKS -- 4.2%
    4,850    Comerica Inc.                                             271,891

             PROPERTY & CASUALTY INSURANCE -- 6.6%
      150    Berkshire Hathaway Inc. Cl B                              422,250

             SECURITY BROKERAGE & SERVICE -- 2.7%
   14,900    The Charles Schwab Corp.                                  176,416

HEALTHCARE SECTOR -- 8.9%
-------------------------

             DRUGS & PHARMACEUTICALS -- 4.3%
    9,700    Bristol-Myers Squibb Co.                                  277,420

             HEALTHCARE PRODUCTS -- 4.6%
    7,250    Becton, Dickinson & Co.                                   298,265

MATERIALS & PROCESSING SECTOR -- 10.8%
--------------------------------------

             CHEMICALS -- 7.3%
    3,500    Avery Dennison Corp.                                      196,070
    7,300    Praxair, Inc.                                             278,860
                                                                    ----------
                                                                       474,930

             MATERIALS & MINERALS MINING -- 3.5%
   12,200    BHP Billiton Ltd. - SP-ADR                                222,772

PRODUCER DURABLES SECTOR -- 10.0%
---------------------------------

             AEROSPACE -- 4.0%
    6,100    Boeing Co.                                                257,054

             POLLUTION CONTROL &
               ENVIRONMENTAL SERVICES -- 6.0%
   13,100    Waste Management, Inc.                                    387,760

TECHNOLOGY SECTOR -- 5.2%
-------------------------

             COMPUTER SERVICES &
               SOFTWARE & SYSTEMS -- 5.2%
   12,150    SunGard Data Systems Inc.                                 336,676

UTILITIES SECTOR -- 6.2%
------------------------

             ELECTRICAL -- 2.7%
    2,700    FPL Group, Inc.                                           176,634

             TELECOMMUNICATION -- 3.5%
    4,800    ALLTEL Corp.                                              223,584
                                                                    ----------
                 Total common stocks                                 5,950,950

PRINCIPAL
  AMOUNT
---------

SHORT-TERM INVESTMENTS -- 8.0% (A)<F2>

             VARIABLE RATE DEMAND NOTES -- 8.0%
 $300,000    U.S. Bank, N.A.                                           300,000
  215,176    Wisconsin Corporate
               Central Credit Union                                    215,176
                                                                    ----------
                 Total short-term investments                          515,176
                                                                    ----------
                 Total investments                                   6,466,126
             Cash and receivables, less
               liabilities -- 0.0% (A)<F2>                               2,663
                                                                    ----------
                 NET ASSETS                                         $6,468,789
                                                                    ----------
                                                                    ----------
             Net Asset Value Per Share
               ($0.0001 par value, 100,000,000
               shares authorized), offering
               and redemption price
               ($6,468,789 / 587,239
               shares outstanding)                                      $11.02
                                                                        ------
                                                                        ------

(a)<F2>   Percentages for the various classifications relate to net assets.
(b)<F3> Each security, excluding short-term investments is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Short-term investments are valued at cost which approximates market value.

                               FMI LARGE CAP FUND
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202
                              www.fiduciarymgt.com
                                  414-226-4555

                               BOARD OF DIRECTORS
                                 BARRY K. ALLEN
                                GEORGE D. DALTON
                               PATRICK J. ENGLISH
                             GORDON H. GUNNLAUGSSON
                                 TED D. KELLNER
                                RICHARD E. LANE
                                 PAUL S. SHAIN

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
                                  800-811-5311
                                       or
                                  414-765-4124

                                   CUSTODIAN
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                              INDEPENDENT AUDITORS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                          Milwaukee, Wisconsin  53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of FMI Large Cap Fund unless accompanied or preceded by the Fund's current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.